Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,230	$ 2,324
Derivative financial instrument, Fair value	(81)	(100)
Net Investment Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	741	1,154
Derivative financial instrument, Fair value	(42)	(67)
Equity forwards on third party shares [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	27	74
Derivative financial instrument, Fair value	3	1
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,334	1,000
Derivative financial instrument, Fair value	(47)	(35)
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	128	96
Derivative financial instrument, Fair value	$ 5	$ 1